EXHIBIT 99.1

Santander Drive Auto Receivables Trust 2013-2

Class A-1 0.26000% Asset Backed Notes

Class A-2 0.47% Asset Backed Notes

Class A-3 0.70% Asset Backed Notes

Class B 1.33% Asset Backed Notes

Class C 1.95% Asset Backed Notes

Class D 2.57% Asset Backed Notes

Class E 2.98% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Santander Drive Auto Receivables Trust 2013-2, as Issuer, Santander Consumer USA Inc., as Servicer, Santander Drive Auto Receivables LLC, as Seller, and U.S. Bank Trust National Association as Indenture Trustee, dated as of March 13, 2013. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Collection Period Beginning:	03/01/2016
Collection Period Ending:	03/31/2016
Prev. Distribution/Close Date:	03/15/2016
Distribution Date:	04/15/2016
Days of Interest for Period:	31
Days in Collection Period:	31
Months Seasoned:	37

				Original
Purchases	Units	Cut-off Date	Closing Date	Pool Balance
Initial Purchase	56,872	02/28/2013	03/13/2013	1,161,261,714.96
Subsequent Rec. #1	13,349	03/31/2013		230,042,632.84
Total	70,221			1,391,304,347.80

I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance										{1}	386,880,761.32

{2} Aggregate Principal Balance of Subsequent Receivables										{2}	—

Monthly principal amounts
{3} Scheduled payments									{3}	7,131,046.37
{4} Prepayments received (partial and full)									{4}	5,099,755.45
{5} Repurchased Receivables									{5}	381,694.25
{6} Defaulted Receivables									{6}	5,207,344.22
{7} Cram Down Losses									{7}	(33,988.89)
{8} Other Receivables adjustments									{8}	—

{9} Total Principal distributable amount										{9}	17,785,851.40

{10} End of period aggregate Principal Balance										{10}	369,094,909.92

{11} Pool Factor ({10}/ (Initial Pool Balance + Subsequent Pool Balance))										{11}	0.265287

II. NOTE BALANCE CALCULATION

				Class A-1	Class A-2	Class A-3	Class B	Class C	Class D	Class E	Total
{12} Original Note Balance			{12}	175,000,000.00	341,000,000.00	304,870,000.00	135,650,000.00	166,960,000.00	76,520,000.00	69,570,000.00	1,269,570,000.00

{13} Beginning of period Note Balance			{13}	—	—	—	15,798,647.12	166,960,000.00	76,520,000.00	69,570,000.00	328,848,647.12

{14} First Allocation of Principal			{14}	—	—	—	—	—	—	—	—
{15} Second Allocation of Principal			{15}	—	—	—	—	—	—	—	—
{16} Third Allocation of Principal			{16}	—	—	—	—	—	—	—	—
{17} Fourth Allocation of Principal			{17}	—	—	—	—	—	—	—	—
{18} Fifth Allocation of Principal			{18}	—	—	—	—	—	—	—	—
{19} Regular Allocation of Principal			{19}	—	—	—	15,117,973.69	—	—	—	15,117,973.69
{20} Excess funds from Prefunding Account			{20}	—	—	—	—	—	—	—	—
{21} Optional Purchase payment amount			{21}	—	—	—	—	—	—	—	—
{22} End of period Note Balance			{22}	—	—	—	680,673.43	166,960,000.00	76,520,000.00	69,570,000.00	313,730,673.43
{23} Note Pool Factors			{23}	—	—	—	0.005018	1.000000	1.000000	1.000000	0.247116
{24} Principal payment per $1,000			{24}	—	—	—	111.45	—	—	—	11.91

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{25} Scheduled principal payments received									{25}	7,131,046.37
{26} Partial and full prepayments received									{26}	5,099,755.45
{27} Liquidation Proceeds									{27}	3,035,893.37
{28} Principal on Repurchased Receivables									{28}	705,499.52
{28a} Interest on Repurchased Receivables									{28a}	5,031.29
{29} Interest collected on Receivables									{29}	5,065,226.69
{30} Other amounts received									{30}	138,097.79
{31} Interest Earned on Prefunding Account									{31}	—
{32} Reserve Account Excess Amount									{32}	—
{33} Reserve Account Draw Amount									{33}	—

{34} Total Available Funds										{34}	21,180,550.48

Distributions
{35} Indenture Trustee Fee									{35}	—
{36} Owner Trustee Fee									{36}	—

Servicing Fee

	Calculated Fee	Carryover Shortfall	Change from prior period	Total
{37}	967,201.90	—	—	967,201.90					{37}	967,201.90

Class A Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{38}	Class A-1	—	0.26000%	31	Actual/360	—			{38}	—
{39}	Class A-2	—	0.47%	30	30/360	—			{39}	—
{40}	Class A-3	—	0.70%	30	30/360	—			{40}	—

Class A Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{41}	Class A-1	—	—	—					{41}	—
{42}	Class A-2	—	—	—					{42}	—
{43}	Class A-3	—	—	—					{43}	—

{44} First Allocation of Principal									{44}	—

Class B Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{45}	Class B	15,798,647.12	1.33%	30	30/360	17,510.17			{45}	17,510.17

Class B Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{46}	Class B	—	—	—					{46}	—

{47} Second Allocation of Principal									{47}	—

Class C Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{48}	Class C	166,960,000.00	1.95%	30	30/360	271,310.00			{48}	271,310.00

Class C Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{49}	Class C	—	—	—					{49}	—

{50} Third Allocation of Principal									{50}	—

Class D Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{51}	Class D	76,520,000.00	2.57%	30	30/360	163,880.33			{51}	163,880.33

Class D Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{52}	Class D	—	—	—					{52}	—

{53} Fourth Allocation of Principal									{53}	—

Class E Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{54}	Class E	69,570,000.00	2.98%	30	30/360	172,765.50			{54}	172,765.50

Class E Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{55}	Class E	—	—	—					{55}	—

{56} Fifth Allocation of Principal									{56}	—

{57} Reserve Account deposit									{57}	—
{58} Regular Allocation of Principal									{58}	15,117,973.69
{59} Distribution to Residual Interestholder									{59}	4,469,908.89

{60} Total Distribution Amount										{60}	21,180,550.48

IV. RECONCILIATION OF RESERVE ACCOUNT

{61} Beginning of period Reserve Account balance							{61}	27,826,086.96
{62} Deposit to Reserve Account							{62}	—
{63} Release from Reserve Account							{63}	—

{64} End of period Reserve Account balance										{64}	27,826,086.96

{65} Specified Reserve Account Balance (2.00% of the Pool Balance as of the Cut-Off Date and each Subsequent Receivables Added since Cut-Off)										{65}	27,826,086.96
{66} Change in Reserve Account balance from prior period										{66}	—

V. RECONCILIATION OF PREFUNDING ACCOUNT

{67} Beginning of period Prefunding Account balance							{67}	—
{68} Interest Earned on Prefunding Account							{68}	—
{69} Release to Seller for Subsequent Receivables Purchase							{69}	—
{70} Interest Earned transferred to Available Funds							{70}	—
{71} Release of excess to Noteholders							{71}	—

{72} End of period Prefunding Account balance										{72}	—

{73} Change in Prefunding Account balance from prior period										{73}	—

VI. OVERCOLLATERALIZATION

Targeted Overcollateralization (greater of)
{74} (i) 15.00% of the Principal Balance of the Receivables at the end of the Collection Period and										{74}	55,364,236.49
{75} (ii) 1.50% of the Principal Balance of the Receivables as of the Initial Pool Balance and the Subsequent Pool Balance										{75}	20,869,565.22

{76} Cumulative Net Loss Trigger										{76}	No
{77} Targeted Overcollateralization Amount in the event of a Level I Net Loss Trigger (25.00%)										{77}	92,273,727.48

{78} End of period Principal Balance of the Receivables									{78}	369,094,909.92
{79} Amount on deposit in the Prefunding Account									{79}	—
{80} End of period Note Balance									{80}	313,730,673.43
{81} Overcollateralization amount at the end of the Collection Period										{81}	55,364,236.49
{82} Overcollateralization % at the end of the Collection Period										{82}	15.00%

VII. STATISTICAL DATA

								Original	Original Subsequent #1	Previous Aggregate	Current Aggregate
{83} Principal Balance of the Receivables							{83}	1,161,261,714.96	230,042,632.84	386,880,761.32	369,094,909.92
{84} Weighted average coupon of the Receivables							{84}	16.11%	16.41%	16.22%	16.21%
{85} Weighted average original term of the Receivables							{85}	70.46	68.56	70.78	70.80
{86} Weighted average remaining term of the Receivables							{86}	69.58	67.36	38.14	37.24
{87} Number of Receivables							{87}	56,872	13,349	28,354	27,481

VIII. DELINQUENCY

									Units	Dollars	Percentage
Receivables with Scheduled Payment Delinquent
{88} 31-60 days								{88}	2,746	44,019,887.31	11.93%
{89} 61-90 days								{89}	922	15,034,277.19	4.07%
{90} 91-120 days								{90}	329	5,102,973.74	1.38%
{91} 121 + days delinquent								{91}	—	—	0.00%
{92} Total								{92}	3,997	64,157,138.24	17.38%

X. REPOSSESSION INVENTORY

										Units	Dollars
{93} Beginning of period Repossessed Inventory									{93}	402	6,676,818.96
{94} Vehicles Repossessed in current period									{94}	430	6,720,247.40
{95} Repossessed vehicles sold in current period									{95}	315	5,231,658.88
{96} Repossessed vehicles reinstated in current period									{96}	106	1,619,661.14
{97} Repossessed vehicle adjustment in current period									{97}	(1)	(124,367.70)
{98} End of period Repossessed Inventory									{98}	410	6,421,378.64

XI. CUMULATIVE NET LOSS RATIO

			Units (a)	Dollars
{99} Receivables becoming Defaulted Receivables during period		{99}	330	5,207,344.22
{100} Cram Down Losses occurring during period		{100}	52	(33,988.89)
{101} Liquidation Proceeds collected during period		{101}	2,078	3,035,893.37
{102} Net losses during period		{102}		2,137,461.96
(a) Unit count represents # of instances in period for activity aggregated

		Net Loss for Period	Avg. Portfolio Balance (b)	Net Loss Ratio (c)
{103} Current Period Net Loss Ratio	{103}	2,137,461.96	377,987,835.62	0.57%

{104} Prior Period Net Loss Ratio	{104}	3,553,085.05	396,346,324.87	0.90%
{105} Second Prior Period Net Loss Ratio	{105}	4,129,842.76	414,841,838.26	1.00%
{106} Third Prior Period Net Loss Ratio	{106}	4,269,702.78	433,785,894.56	0.98%
{107} Rolling 3 prior month average Net Loss Ratio	{107}			0.96%
(b) Average Portfolio Balance calculated using (Beginning of Period Aggregate Balance + End of Period Aggregate Balance)/2
(c) Net Loss Ratio calculated using Net Loss for Period/Average Portfolio Balance for Period

{108} Cumulative Net losses since Cut-off Date (beginning of period)			{108}	139,776,563.27
{109} Net losses during period			{109}	2,137,461.96
{110} Other Adjustments			{110}	(323,805.27)
{111} Cumulative Net losses since Cut-off Date (end of period)			{111}	141,590,219.96

{112} Cumulative Net Loss Ratio (Net losses since the Cut-off Date /(Initial Pool Balance + Subsequent Pool Balance)			{112}	10.18%

No assets securitized by Santander Consumer USA Inc. (the “Securitizer”) and held by Santander Drive Auto Receivables Trust 2013-2 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from March 1, 2016 to March 31, 2016. Please refer to the Form ABS-15G filed by the Securitizer on January 27, 2016 for additional information. The CIK number of the Securitizer is 0001540151.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.

Santander Consumer USA Inc., as Servicer

By:	/s/ Jennifer M. Davis
Name:	Jennifer M. Davis
Title:	Deputy Chief Financial Officer
Date:	April 6, 2016